O'Shaughnessy Market Leaders Value Fund
Schedule of Investments
at October 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.21%
	Aerospace & Defense - 1.44%
120,086	Howmet Aerospace, Inc.	$2,071,483

	Airlines - 0.28%
13,367	Delta Air Lines, Inc.	409,565

	Biotechnology - 3.53`%
6,264	Amgen, Inc.	1,358,912
14,793	Biogen, Inc. *	3,728,872
		5,087,784
	Building Products - 5.47%
128,161	Johnson Controls International PLC #	5,409,676
46,192	Masco Corp.	2,475,891
		7,885,567
	Capital Markets - 7.74%
35,961	Ameriprise Financial, Inc.	5,783,608
66,494	Morgan Stanley	3,201,686
36,852	State Street Corp.	2,170,583
		11,155,877
	Chemicals - 6.98%
49,925	Celanese Corp.	5,666,987
26,672	CF Industries Holdings, Inc.	736,414
18,821	Dow, Inc.	856,167
40,944	LyondellBasell Industries NV - Class A #	2,802,617
		10,062,185
	Commercial Banks - 11.17%
144,638	Bank of America Corp.	3,427,921
24,807	Bank of New York Mellon Corp.	852,369
56,706	Citigroup, Inc.	2,348,763
71,520	Fifth Third Bancorp	1,660,694
31,163	JPMorgan Chase & Co.	3,055,221
3,673	M&T Bank Corp.	380,449
25,757	PNC Financial Services Group, Inc.	2,881,693
113,013	Regions Financial Corp.	1,503,073
		16,110,183

	Computers & Peripherals - 0.91%
29,890	NetApp, Inc.	1,311,872

	Consumer Finance - 3.61%
42,058	Ally Financial, Inc.	1,122,107
163,258	Synchrony Financial	4,084,715
		5,206,822
	Containers & Packaging - 0.74%
103,997	Amcor PLC #	1,084,689

	Diversified Financial Services - 1.49%
100,218	Equitable Holdings, Inc.	2,153,685

	Diversified Telecommunication Services - 4.25%
60,746	AT&T, Inc.	1,641,357
183,164	CenturyLink, Inc.	1,578,874
155,653	Liberty Global PLC - Class C *#	2,904,485
		6,124,716

	Electrical Equipment - 0.40%
5,528	Eaton Corp. PLC #	573,751

	Food & Staples Retailing - 0.69%
29,041	Walgreens Boots Alliance, Inc.	988,556

	Health Care Providers & Services - 5.12%
26,630	DaVita, Inc. *	2,296,838
34,440	McKesson Corp.	5,079,556
		7,376,394
	Hotels, Restaurants & Leisure - 1.82%
30,144	Starbucks Corp.	2,621,322

	Insurance - 3.53%
113,957	MetLife, Inc.	4,313,272
12,033	Prudential Financial, Inc.	770,353
		5,083,625
	Internet & Direct Marketing Retail - 4.12%
1,059	Booking Holdings, Inc. *	1,718,227
88,586	eBay, Inc.	4,219,351
		5,937,578
	IT Services - 2.77%
205,261	Western Union Co.	3,990,274

	Life Sciences Tools & Services - 4.64%
30,025	Waters Corp. *	6,690,170

	Machinery - 3.99%
9,015	Caterpillar, Inc.	1,415,806
19,730	Cummins, Inc.	4,338,430
		5,754,236
	Media - 0.61%
1,464	Charter Communications, Inc. - Class A *	883,992

	Oil, Gas & Consumable Fuels - 0.22%
11,265	ConocoPhillips	322,404

	Pharmaceuticals - 3.22%
25,915	Eli Lilly & Co.	3,380,871
35,490	Pfizer, Inc.	1,259,185
		4,640,056
	Road & Rail - 0.90%
16,383	CSX Corp.	1,293,274

	Semiconductors & Semiconductor Equipment - 5.62%
2,541	Lam Research Corp.	869,225
44,495	QUALCOMM, Inc.	5,488,903
19,857	Teradyne, Inc.	1,744,437
		8,102,565
	Software - 1.78%
45,782	Oracle Corp.	2,568,828

	Technology Hardware, Storage & Peripherals - 3.65%
10,361	Apple, Inc.	1,127,898
86,447	Seagate Technology PLC #	4,133,896
		5,261,794
	Tobacco - 2.52%
100,603	Altria Group, Inc.	3,629,756
	Total Common Stocks (Cost $127,738,022)	134,383,003

	REITs - 5.20%
	Equity Real Estate Investment Trusts - 5.20%
282,200	Annaly Capital Management, Inc.	2,000,798
12,620	Boston Properties, Inc.	913,814
1,651	Essex Property Trust, Inc.	337,778
269,004	Host Hotels & Resorts, Inc.	2,819,162
15,363	Regency Centers Corp.	546,769
28,520	Vornado Realty Trust	876,420
	Total REITs (Cost $9,149,910)	7,494,741

	Total Investments in Securities (Cost $136,887,932) - 98.41%	141,877,744
	Other Assets in Excess of Liabilities - 1.59%	2,289,946
	Net Assets - 100.00%	$144,167,690

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
REIT -	Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Market Leaders Value Fund
Summary of Fair Value Disclosure at October 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2020:

O'Shaughnessy Market Leaders Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$7,008,708	$-	$-	$7,008,708
Consumer Discretionary	8,558,901	-	-	8,558,901
Consumer Staples	4,618,312	-	-	4,618,312
Energy	322,404	-	-	322,404
Financials	39,710,191	-	-	39,710,191
Health Care	23,794,403	-	-	23,794,403
Industrials	17,987,876	-	-	17,987,876
Information Technology	21,235,334	-	-	21,235,334
Materials	11,146,874	-	-	11,146,874
Total Common Stocks	134,383,003	-	-	134,383,003
REITS	7,494,741	-	-	7,494,741
Total Investments in Securities	$141,877,744	$-	$-	$141,877,744

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.